SECURITIES (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) Security Grade Bond	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2013 Security
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 585,851	$ 532,930
Unrealized gains		3,152	3,317
Unrealized losses		3,519	3,069
Fair value		585,484	533,178
Accumulated other comprehensive loss		0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		272,152	163,665
Less Than Twelve Months, Unrealized Losses		1,744	909
Twelve Months or More, Fair Value		55,638	69,122
Twelve Months or More, Unrealized Losses		1,775	2,160
Total, Fair value		327,790	232,787
Total, Unrealized Losses		3,519	3,069
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value		3,026
Amortized cost		2,884
Non-credit unrealized loss		19
Unrealized gain		161
Cumulative credit related OTTI		1,594
OTTI changes recorded in earnings		0	9	$ 26
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period		1,844	1,835	1,809
Additions to credit losses on securities for which no previous OTTI was recognized		0	0	0
Increases to credit losses on securities for which OTTI was previously recognized		0	9	26
Balance at end of period		1,844	1,844	1,835
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year		34,565
Maturing after one year but within five years		69,976
Maturing after five years but within ten years		46,512
Maturing after ten years		83,234
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis		234,287
U.S. agency residential mortgage-backed		195,055
U.S. agency commercial mortgage-backed		34,017
Private label residential mortgage-backed		5,061
Other asset backed		117,431
Total		585,851
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year		34,591
Maturing after one year but within five years		69,916
Maturing after five years but within ten years		46,641
Maturing after ten years		82,445
Available-for-sale Securities fair value total		233,593
U.S. agency residential mortgage backed		196,056
U.S. agency commercial mortgage-backed		34,028
Private label residential mortgage-backed		4,903
Other asset backed		116,904
Total		585,484
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds		12,037	14,633	2,940
Realized Gains	[1]	75	329	15
Realized Losses	[2]	0	0	8
Realized gain related to U.S. Treasury short position			300
Credit Related OTTI Recognized in Earnings			10	30
Trading Securities, Realized Gain (Loss)		(60)	(300)	390
Securities Disclosures [Abstract]
Pledged securities with book value		$ 1,100	1,100
Shareholder equity threshold not exceeded by revenue or taxing authority amount		10.00%
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 47,283	34,936
Unrealized gains		309	133
Unrealized losses		80	63
Fair value		47,512	35,006
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		12,164	12,851
Less Than Twelve Months, Unrealized Losses		47	58
Twelve Months or More, Fair Value		6,746	606
Twelve Months or More, Unrealized Losses		33	5
Total, Fair value		18,910	13,457
Total, Unrealized Losses		$ 80	63
Number of securities with market fair value less than amortized cost | Security		39
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 195,055	256,387
Unrealized gains		1,584	1,838
Unrealized losses		583	667
Fair value		196,056	257,558
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		57,538	89,547
Less Than Twelve Months, Unrealized Losses		316	531
Twelve Months or More, Fair Value		23,340	15,793
Twelve Months or More, Unrealized Losses		267	136
Total, Fair value		80,878	105,340
Total, Unrealized Losses		$ 583	667
Number of securities with market fair value less than amortized cost | Security		108
U.S. Agency Commercial Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 34,017	33,779
Unrealized gains		94	68
Unrealized losses		83	119
Fair value		34,028	33,728
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		16,747	21,325
Less Than Twelve Months, Unrealized Losses		60	119
Twelve Months or More, Fair Value		2,247	0
Twelve Months or More, Unrealized Losses		23	0
Total, Fair value		18,994	21,325
Total, Unrealized Losses		$ 83	119
Number of securities with market fair value less than amortized cost | Security		18
Private Label Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 5,061	6,216
Unrealized gains		161	187
Unrealized losses		319	390
Fair value		4,903	6,013
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		0	208
Less Than Twelve Months, Unrealized Losses		0	1
Twelve Months or More, Fair Value		3,393	4,013
Twelve Months or More, Unrealized Losses		319	389
Total, Fair value		3,393	4,221
Total, Unrealized Losses		$ 319	390
Number of securities with market fair value less than amortized cost | Security		5
Number of issues rated as investment grade | Grade		2
Number of securities rated below investment grade | Security		2
Number of securities that are split rated | Security		1
Number of bonds with impairment in excess of ten percent | Bond		2
Percentage of excess impairment on bonds		10.00%
Number of bonds with impairment for more than 12 months | Bond		5
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Number of private label mortgage backed securities complete recovery of cost basis | Security		4
Number of private label mortgage backed securities currently below investment grade with OTTI unrealized gains | Security		2
Number of private label mortgage backed securities currently below investment grade with OTTI unrealized loss | Security		1			3
Number of private label mortgage backed securities currently below investment grade with OTTI unrealized loss less than previous OTTI credit | Security		2
Senior Security [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value		$ 1,616
Amortized cost		1,635
Non-credit unrealized loss		19
Unrealized gain		0
Cumulative credit related OTTI		757
OTTI changes recorded in earnings		0	9	26
Super Senior Security [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value		1,331
Amortized cost		1,249
Non-credit unrealized loss		0
Unrealized gain		82
Cumulative credit related OTTI		457
OTTI changes recorded in earnings		0	0	0
Senior Support Security [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value		79
Amortized cost		0
Non-credit unrealized loss		0
Unrealized gain		79
Cumulative credit related OTTI		380
OTTI changes recorded in earnings		0	0	$ 0
Other Asset Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		117,431	32,314
Unrealized gains		54	77
Unrealized losses		581	38
Fair value		116,904	32,353
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		102,660	2,960
Less Than Twelve Months, Unrealized Losses		434	15
Twelve Months or More, Fair Value		5,189	8,729
Twelve Months or More, Unrealized Losses		147	23
Total, Fair value		107,849	11,689
Total, Unrealized Losses		$ 581	38
Number of securities with market fair value less than amortized cost | Security		129
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 145,193	143,698
Unrealized gains		941	961
Unrealized losses		1,150	1,244
Fair value		144,984	143,415
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		52,493	28,114
Less Than Twelve Months, Unrealized Losses		597	106
Twelve Months or More, Fair Value		12,240	37,540
Twelve Months or More, Unrealized Losses		553	1,138
Total, Fair value		64,733	65,654
Total, Unrealized Losses		$ 1,150	1,244
Number of securities with market fair value less than amortized cost | Security		79
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 38,895	22,690
Unrealized gains		9	53
Unrealized losses		290	79
Fair value		38,614	22,664
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		30,550	8,660
Less Than Twelve Months, Unrealized Losses		290	79
Twelve Months or More, Fair Value		0	0
Twelve Months or More, Unrealized Losses		0	0
Total, Fair value		30,550	8,660
Total, Unrealized Losses		$ 290	79
Number of securities with market fair value less than amortized cost | Security		27
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 2,916	2,910
Unrealized gains		0	0
Unrealized losses		433	469
Fair value		2,483	2,441
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		0	0
Less Than Twelve Months, Unrealized Losses		0	0
Twelve Months or More, Fair Value		2,483	2,441
Twelve Months or More, Unrealized Losses		433	469
Total, Fair value		2,483	2,441
Total, Unrealized Losses		$ 433	469
Number of securities with market fair value less than amortized cost | Security		3
Number of issues rated as investment grade | Grade		1
Number of securities rated below investment grade | Security		1
Number of major credit rating agencies rating securities with fair value less than amortized cost | Grade		2
Number of securities not rated | Security		1
Non-rated securities, amortized cost		$ 1,000
Fair value of non-rated trust preferred securities		800
Rated Issues [Member]
Trust preferred securities [Abstract]
Fair Value		1,690	1,643
Net Unrealized Loss		(226)	(267)
Unrated Issues - No OTTI [Member]
Trust preferred securities [Abstract]
Fair Value		793	798
Net Unrealized Loss		$ (207)	$ (202)

[1]	Gains in 2014 exclude $0.3 million of realized gain related to a U.S. Treasury short position.
[2]	Losses in 2014 and 2013 exclude $0.01 million and $0.03 million, respectively of credit related OTTI recognized in earnings.